Consolidated Statement of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Cash Flows Provided by Operating Activities
Net Income		$ 7,327	$ 4,437
Adjustments to determine net cash flows provided by operating activities:
Securities (gains), other than trading (Note 3)		(200)	(180)
Depreciation of premises and equipment (Note 9)		970	1,022
Depreciation of other assets		28	62
Amortization of intangible assets (Note 11)		1,112	1,008
Provision for credit losses (Note 4)		3,761	2,178
Deferred taxes (Note 23)		153	(708)
Share of (profit) in associates and joint ventures		(207)	(185)
Changes in operating assets and liabilities:
Trading securities		(42,700)	(13,290)
Derivative asset		(85)	14,373
Derivative liabilities		2,123	(14,924)
Current income taxes		257	(990)
Accrued interest receivable and payable		785	1,956
Insurance-related liabilities		4,312	3,257
Brokers, dealers and clients receivable and payable		1,529	405
Other items and accruals, net		(7,099)	4,028
Deposits		68,441	32,721
Loans		(24,636)	(25,094)
Securities sold but not yet purchased		(8,786)	5,652
Securities lent or sold under repurchase agreements		3,766	(5,130)
Securities borrowed or purchased under resale agreements		5,480	(885)
Securitization and structured entities' liabilities		12,699	(122)
Net Cash Provided by Operating Activities		29,030	9,591
Cash Flows from Provided by (Used in) Financing Activities
Liabilities of subsidiaries		(12,071)	2,068
Proceeds from issuance of covered bonds (Note 13)			8,027
Redemption/buyback of covered bonds (Note 13)		(2,327)	(10,743)
Proceeds from issuance of subordinated debt (Note 16)		1,000	1,150
Repayment of subordinated debt (Note 16)		(1,000)	(1,179)
Proceeds from issuance of preferred shares, net of issuance costs (Note 17)		2,368	648
Redemption of preferred shares (Note 17)		(1,250)
Net proceeds from issuance of common shares (Note 17)		67	3,339
Net sale of treasury shares (Note 17)		1	14
Cash dividends and distributions paid		(3,840)	(2,703)
Cash dividends paid to non-controlling interest		(3)
Repayment of lease liabilities		(357)	(353)
Net Cash from Provided by (Used in) Financing Activities		(17,412)	268
Cash Flows (Used in) Investing Activities
Interest bearing deposits with banks		515	1,680
Purchases of securities, other than trading		(86,980)	(50,149)
Maturities of securities, other than trading		27,323	20,905
Proceeds from sales of securities, other than trading		36,177	23,186
Net purchases of premises and equipment and software (Notes 9 and 11)		(1,564)	(1,677)
Acquisitions (Note 10)	[1]		(15,102)
Net Cash (Used in) Investing Activities		(24,529)	(21,157)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		75	1,766
Net (decrease) in Cash and Cash Equivalents		(12,836)	(9,532)
Cash and Cash Equivalents at Beginning of Year		77,934	87,466
Cash and Cash Equivalents at End of Year (Note 2)		65,098	77,934
Net cash provided by operating activities includes:
Interest paid in the year	[2]	45,092	33,747
Income taxes paid in the year		2,450	2,591
Interest received in the year		63,108	52,112
Dividends received in the year		$ 2,481	$ 2,349

[1]	This amount is net of cash and cash equivalents of $3,646 million acquired as part of acquisitions during the year ended October 31, 2023. To mitigate changes in the Canadian dollar equivalent of the Bank of the West purchase price on closing, we entered into forward contracts, which qualified for hedge accounting.
[2]	Includes dividends paid on securities sold but not yet purchased.